UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 31, 2006 - December 31, 2006

Item 1.	Report to Stockholders.

Annual Report

December 31, 2006

Board of Managers of

The Accumulation Fund:

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East. Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 was good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. As 2006 drew to a close, global growth remained strong and seemed poised to fill in any gaps left by a slowing in the U.S. economy.

In the United States through the latter part of the year, the U.S. Federal Reserve Board entered a period of monetary policy stability in its attempt to keep inflation and growth in balance. Consumer inflation was tame, and the economy was far from falling into recession. Corporate profit growth slowed slightly in the fourth quarter but remained strong. That strength was reflected in the series of new record highs hit by U.S. stock markets. The Dow Jones Industrial Average closed above 12,500 for the first time in history and closed the year 19% higher. The Standard & Poor’s 500 Stock Index returned 16%, and the NASDAQ Composite Index was up 10%.

Against this backdrop for 2006, the portfolio underperformed the Russell 1000 Growth in 2006. The three biggest detractors to relative performance were stock selection and overweights to technology and retailing. Selection in financial services and leisure also negatively impacted performance. Conversely, the three biggest contributors to relative performance were stock selection in special products & services and energy. Underweighting transportation also helped relative performance.

Consistent with the portfolio’s investment approach, we remain overweight in areas where we see sustainable growth companies with stocks selling at reasonable prices. Key overweights at the end of the year were in special products & services (business services), leisure (gaming & lodging), and energy (oil service). Top underweights were in technology (computer systems) and retailing (specialty stores).

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
The Paul Revere Variable Annuity
Contract Accumulation Fund

The opinions expressed in this annual report are those of the MFS Investment Team. These views are subject to change at any time based on market and other conditions, and no forecast can be guaranteed.

Past performance is no guarantee of future results.

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of the Fund including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2006, was $7,200.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV. None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously. Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for contractowners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
H. C. Goodwin (72) 24 Waters Road Sutton, MA 01590	Member, Board of Managers	2004-2007 5 years of service	President of Manufacturers Service Center, Inc.	2	None

Gordon T. Miller (84) 14 Eastwood Road Shrewsbury, MA 01545	Vice Chairman, Board of Managers	2004-2007 38 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (antivibration products)	2	None

Joan Sadowsky (77) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2007-2010 21 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
Donald E. Boggs* (61) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2004-2007 9 years of service	Retired, Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

David G. Fussell* (59) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2007-2010 5 years of service	Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

*	Officers of PRV, (the investment advisor and sponsoring insurance company) and other subsidiaries within the Unum Group holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

AUDITED FINANCIAL STATEMENTS

The Paul Revere Variable Annuity Contract Accumulation Fund

Years Ended December 31, 2006 and 2005

The Paul Revere Variable Annuity Contract Accumulation Fund

Audited Financial Statements

December 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Owners and the Board of Managers of The Paul

Revere Variable Annuity Contract Accumulation Fund

of The Paul Revere Variable Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) (“Fund”) as of December 31, 2006, including the schedule of investments as of December 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chattanooga, Tennessee

February 21, 2007

Statement of Assets and Liabilities

	December 31, 2006
	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS
Investments in securities at market value
(Cost: Series Q - $ 8,445,414)
(Cost: Series N - $ 1,358,703)
(see Schedule of Investments)	$9,263,762	$1,489,762
Cash	409	49,932
Dividends and Interest receivable	8,825	1,492
Receivable for investments sold	231,000	—

Total assets	9,503,996	1,541,186

LIABILITIES
Payable for investments purchased	230,967	—
Payable to The Paul Revere Variable Annuity Insurance Company	29,733	5,316

Total liabilities	260,700	5,316

TOTAL NET ASSETS	$9,243,296	$1,535,870

CONTRACT OWNERS’ EQUITY
Deferred contracts	$7,543,088	$758,700
Currently payable contracts	1,700,208	777,170

Total net assets	$9,243,296	$1,535,870

ACCUMULATION UNITS OUTSTANDING	710,397	122,558

NET ASSET VALUE PER ACCUMULATION UNIT	$13.011	$12.532

See accompanying notes to financial statements.

Statement of Operations

Year Ended December 31, 2006 Series Q (Qualified)
INVESTMENT LOSS
Income:
Dividends	$88,477
Interest	10,552

Total income	99,029

Expenses:
Mortality and expense risk fees	91,547
Investment management and advisory service fees	45,723
Professional services	12,600

Total expenses	149,870

Net investment loss	(50,841)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold	262,609
Net increase in unrealized appreciation of investments	243,981

Net realized and unrealized gain on investments	506,590

Increase in net assets from operations	$455,749

Year Ended December 31, 2006 Series N (Non-Qualified)
INVESTMENT LOSS
Income:
Dividends	$14,554
Expenses:
Mortality and expense risk fees	15,032
Investment management and advisory service fees	7,486
Professional services	7,560

Total expenses	30,078

Net investment loss	(15,524)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold	49,257
Net increase in unrealized appreciation of investments	32,334

Net realized and unrealized gain on investments	81,591

Increase in net assets from operations	$66,067

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	For the years ended December 31
	2006 Series Q (Qualified)	2005 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(50,841)	$(72,553)
Net realized gain on investments	262,609	544,103
Net increase (decrease) in unrealized appreciation of investments	243,981	(344,677)

Increase in net assets from operations	455,749	126,873
Payments to contract owners:
Annuity payments to contract owners	240,355	245,149
Terminations and withdrawals to contract owners	476,500	107,267

Total payments to contract owners	716,855	352,416

Total decrease in net assets	(261,106)	(225,543)
NET ASSETS
Beginning of period	9,504,402	9,729,945

End of period	$9,243,296	$9,504,402

	For the years ended December 31
	2006 Series N (Non-Qualified)	2005 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(15,524)	$(17,411)
Net realized gain on investments	49,257	99,697
Net increase (decrease) in unrealized appreciation of investments	32,334	(56,338)

Increase in net assets from operations	66,067	25,948
Contract receipts:
Gross purchase payments received	—	279
Deductions from purchase payments	—	8

Net purchase payments received	—	271
Payments to contract owners:
Annuity payments to contract owners	52,380	53,459
Terminations and withdrawals to contract owners	6,929	40,559

Total payments to contract owners	59,309	94,018

Net contract payments to contract owners	(59,309)	(93,747)

Total increase (decrease) in net assets	6,758	(67,799)
NET ASSETS
Beginning of period	1,529,112	1,596,911

End of period	$1,535,870	$1,529,112

See accompanying notes to financial statements.

Schedule of Investments

December 31, 2006

	Number of Shares	Series Q (Qualified)		% of Net Assets	Number of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Securities of Unaffiliated Companies
Common Stocks
Aerospace & Military Technology
Boeing Company	1,400	$112,848	$124,376		290	$17,616	$19,545
United Technologies Corporation	2,370	125,404	148,172		390	20,478	24,383

		238,252	272,548	2.95%		38,094	43,928	2.86%

Agriculture
Monsanto Company	2,200	94,567	115,566	1.25%	300	12,982	15,759	1.03%
Beverages
PepsiCo, Inc.	2,060	107,394	128,853	1.39%	350	18,346	21,893	1.43%
Broadcasting & Media
News Corporation	4,400	87,821	94,512	1.02%	700	13,971	15,036	0.98%
Computer – Systems & Services
Adobe Systems, Inc.*	4,600	172,574	189,152		760	28,762	31,251
Apple Computer, Inc.*	1,430	98,372	121,321		240	15,988	20,362
Automatic Data Processing, Inc.	1,500	68,859	73,875		200	9,238	9,850
CheckFree Corporation*	1,100	47,890	44,176		180	7,814	7,229
Dell, Inc.*	1,800	45,270	45,162		260	6,529	6,523
eBay, Inc. *	2,300	76,546	69,161		400	13,241	12,028
Electronic Arts, Inc. *	2,790	152,503	140,504		500	27,278	25,180
EMC Corporation *	4,710	65,074	62,172		770	10,637	10,164
First Data Corporation	6,390	161,566	163,073		1,060	26,727	27,051
Google, Inc., Class A *	375	151,685	172,680		60	25,239	27,629
Hewlett Packard Company	3,190	107,311	131,396		550	18,502	22,655
International Game Technology	3,380	124,581	156,156		570	21,041	26,334
Microsoft Corporation	6,120	158,901	182,743		1,000	26,200	29,860
Oracle Corporation *	9,900	137,186	169,686		1,610	22,171	27,595
SanDisk Corporation*	580	25,938	24,957		100	4,472	4,303
Seagate Technology	900	22,844	23,850		150	3,807	3,975
Yahoo!, Inc. *	2,540	84,345	64,872		410	13,622	10,471

		1,701,445	1,834,936	19.85%		281,268	302,460	19.69%

Conglomerate
Danaher Corporation	620	40,966	44,913		110	7,271	7,968
General Electric Company	7,730	271,577	287,633		1,300	45,567	48,373

		312,543	332,546	3.60%		52,838	56,341	3.67%

Consumer Goods & Services
Altria Group, Inc.	800	62,811	68,656		150	11,809	12,873
Colgate-Palmolive Company	670	37,962	43,711		110	6,233	7,176
Ecolab, Inc	970	37,097	43,844		160	6,118	7,232
NIKE, Inc.	1,100	94,260	108,933		180	15,384	17,825
Procter & Gamble Company	4,380	250,967	281,503		680	38,876	43,704

		483,097	546,647	5.91%		78,420	88,810	5.78%

Electronics
Harman International	790	81,289	78,929	0.85%	130	13,397	12,988	0.85%
Energy Services
Exxon Mobil Corporation	800	52,633	61,304		125	8,224	9,579
GlobalSantaFe Corporation	2,110	83,787	124,026		350	13,736	20,573
Noble Corporation	940	67,165	71,581		160	11,742	12,184
Schulumberger, Ltd.	800	49,422	50,528		130	8,031	8,211
Transocean, Inc.*	290	24,314	23,458		50	4,192	4,045
Weatherford International, Ltd.*	2,160	93,691	90,266		360	15,621	15,044
Praxair, Inc.	800	49,991	47,464		130	8,119	7,713

		421,003	468,627	5.07%		69,665	77,349	5.04%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2006

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks-Continued
Financial Institutions
American Express Company	2,860	$140,815	$173,516		480	$23,706	$29,122
Charles Schwab Corporation	5,300	89,487	102,502		850	14,340	16,439
Chicago Mercantile Exchange	280	131,093	142,730		40	18,751	20,390
Goldman Sachs Group, Inc.	250	45,311	49,837		40	7,250	7,974
JPMorgan Chase & Company	1,400	63,382	67,620		250	11,322	12,075
Merrill Lynch & Company, Inc.	430	25,733	40,033		70	4,189	6,517
Morgan Stanley	1,130	69,145	92,016		190	11,626	15,472
UBS AG	1,520	85,683	91,702		240	13,529	14,479
SLM Corporation	2,320	121,097	113,146		380	19,955	18,533
State Street Corporation	1,200	74,720	80,928		200	12,464	13,488
Western Union	2,990	63,841	67,036		460	9,859	10,313

		910,307	1,021,066	11.05%		146,991	164,802	10.73%

Foods
Nestle SA	1,000	87,040	88,679		170	14,797	15,075
Yum! Brands, Inc.	500	23,876	29,400		80	3,886	4,704

		110,916	118,079	1.28%		18,683	19,779	1.29%

Health Services
UnitedHealth Group, Inc.	980	62,486	52,655	0.57%	180	11,477	9,671	0.63%
Leisure & Tourism
Harrah’s Entertainment, Inc	580	41,417	47,978		90	6,502	7,445
Las Vegas Sands Company*	740	48,596	66,215		160	10,739	14,317
Starwood Hotels & Resort	800	43,356	50,000		120	6,219	7,500

		133,369	164,193	1.78%		23,460	29,262	1.91%

Machinery
Deere & Company	1,110	91,665	105,528		220	18,237	20,915
Rockwell Automation, Inc.	1,790	121,017	109,333		360	23,828	21,989

		212,682	214,861	2.32%		42,065	42,904	2.79%

Manufacturing
Precision Castparts Corporation	700	43,876	54,796	0.59%	100	6,220	7,828	0.51%
Medical & Health Products
Allergan, Inc.	980	105,229	117,345		160	17,329	19,158
Amgen, Inc. *	2,620	167,978	178,972		440	28,343	30,056
Baxter International, Inc.	1,700	64,591	78,863		300	11,387	13,917
Caremark Rx, Inc.	2,300	113,246	131,353		380	18,743	21,702
Celgene Corporation*	1,960	73,180	112,759		330	12,307	18,985
DENTSPLY International, Inc.	2,240	67,075	66,864		370	11,073	11,045
Eli Lilly & Company	1,730	97,701	90,133		270	15,387	14,067
Genzyme Corporation *	2,570	145,353	158,261		430	24,724	26,479
Johnson & Johnson	3,310	190,149	218,526		530	30,169	34,991
Medtronic, Inc.	2,760	146,408	147,688		460	24,301	24,615
Roche Holdings, Ltd. ADR	1,300	97,039	116,347		200	14,929	17,900
St. Jude Medical, Inc. *	1,810	73,765	66,174		300	12,220	10,968
Wyeth	2,870	118,729	146,140		440	17,570	22,405

		1,460,443	1,629,425	17.63%		238,482	266,288	17.34%

Semiconductors
Applied Materials, Inc.	5,100	91,873	94,095		820	14,769	15,129
Intel Corporation	9,740	232,935	197,235		1,620	38,629	32,805
Marvell Technology Group, Ltd. *	3,640	100,702	69,852		600	16,592	11,514

		425,510	361,182	3.91%		69,990	59,448	3.87%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2006

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks-Continued
Stores
Coach, Inc.*	2,100	$91,067	$90,216		350	$15,178	$15,036
CVS Corporation	2,200	58,558	68,002		350	9,716	10,818
Family Dollar Stores, Inc.	1,600	46,614	46,928		270	7,877	7,919
Lowe’s Cos., Inc.	2,920	84,168	90,958		480	14,310	14,952
Staples, Inc.	4,400	111,196	117,480		740	18,589	19,758
Target Corporation	2,220	93,652	126,651		370	15,636	21,109
W.W. Grainger, Inc.	600	44,971	41,964		100	7,538	6,994
Williams Sonoma, Inc.	1,870	78,843	58,793		310	12,917	9,746

		609,069	640,992	6.93%		101,761	106,332	6.92%

Telecommunications
Amdocs, Ltd. *	4,370	131,770	169,337		745	22,895	28,869
America Movil ADR Series L	1,550	51,433	70,091		260	8,627	11,757
Cisco Systems, Inc. *	12,120	209,864	331,240		1,950	34,116	53,293
Corning Inc. *	4,620	81,582	86,440		810	15,173	15,155
Juniper Networks, Inc.*	1,280	29,255	24,243		210	4,800	3,977
QUALCOMM, Inc.	1,800	66,702	68,022		300	11,157	11,337

		570,606	749,373	8.11%		96,768	124,388	8.09%

Transportation
FedEx Corporation	730	76,144	79,293		110	11,637	11,948
Burlington Northern Santa Fe	1,000	71,723	73,810		170	12,188	12,548

		147,867	153,103	1.66%		23,825	24,496	1.59%

Total Common Stocks		8,214,542	9,032,889	97.72%		1,358,703	1,489,762	97.00%
Short-Term Investments
Federal Home Loan Bank 4.95% due January 2, 2007	231,000	230,873	230,873	2.50%

Total Investments		$8,445,415	$9,263,762	100.22%		$1,358,703	$1,489,762	97.00%

Other Assets Less Liabilities			(20,466)	-0.22%			46,108	3.00%

Total Net Assets			$9,243,296	100.00%			$1,535,870	100.00%

*	Non – income producing security.

See accompanying notes to financial statements.

Financial Highlights

Selected Per Unit Data and Ratios

	Years Ended December 31
	2006	2005	2004	2003	2002
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.136	$0.111	$0.155	$0.093	$0.099
Expenses	0.207	0.209	0.192	0.172	0.180

Net investment loss	(0.071)	(0.098)	(0.037)	(0.079)	(0.081)
Net realized and unrealized gains (losses) on investments	0.700	0.269	0.760	2.272	(4.481)

Net increase (decrease) in net asset value	0.629	0.171	0.723	2.193	(4.562)
Accumulation unit net asset value:
Beginning of year	12.382	12.211	11.488	9.295	13.857

End of year	$13.011	$12.382	$12.211	$11.488	$9.295

Total Return	5.08%	1.40%	6.29%	23.59%	(32.92%)
Series N (Non-Qualified)
Investment income	$0.119	$0.109	$0.173	$0.087	$0.094
Expenses	0.244	0.253	0.260	0.199	0.204

Net investment loss	(0.125)	(0.144)	(0.087)	(0.112)	(0.110)
Net realized and unrealized gains (losses) on investments	0.664	0.358	0.735	2.241	(4.563)

Net increase (decrease) in net asset value	0.539	0.214	0.648	2.129	(4.673)
Accumulation unit net asset value:
Beginning of year	11.993	11.779	11.131	9.002	13.675

End of year	$12.532	$11.993	$11.779	$11.131	$9.002

Total Return	4.49%	1.82%	5.82%	23.65%	(34.17%)

(a)    For a unit outstanding throughout the period. Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Years Ended December 31
	2006	2005	2004	2003	2002
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance	1.64%	1.65%	1.65%	1.67%	1.63%
Net investment loss to average accumulation fund balance	(0.56%)	(0.77%)	(0.31%)	(0.77%)	(0.73%)
Portfolio turnover rate	81%	74%	94%	83%	102%
Accumulation units outstanding at the end of the year (in thousands)	710	768	797	826	859
Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	2.01%	2.01%	1.97%	2.00%	1.91%
Net investment loss to average accumulation fund balance	(1.03%)	(1.14%)	(0.66%)	(1.12%)	(1.03%)
Portfolio turnover rate	83%	74%	93%	83%	104%
Accumulation units outstanding at the end of the year (in thousands)	123	128	136	156	163

See accompanying notes to financial statements.

Notes to Financial Statements

December 31, 2006

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at December 31, 2006, as reported on national security exchanges. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund. The current rate for such fees is 1.5% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

December 31, 2006

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
Year ended December 31, 2006	$7,306,633	$8,306,591	$1,209,168	$1,319,691

At December 31, 2006, net unrealized appreciation of investments in Series Q, amounting to $818,348, consisted of unrealized gains of $1,014,384 and unrealized losses of $196,036, net unrealized appreciation of investments in Series N, amounting to $131,059, consisted of unrealized gains of $163,560 and unrealized losses of $32,501.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	2006	2005
Units outstanding at beginning of year	767,596	796,794
Units withdrawn from contracts:
Annuity payments	19,568	20,372
Terminations and withdrawals	37,631	8,826

Net units withdrawn	57,199	29,198

Contract units withdrawn in excess of units credited	(57,199)	(29,128)

Units outstanding at end of year	710,397	767,596

Notes to Financial Statements (continued)

December 31. 2006

7.	Accumulation units (continued)

	Series N (Non-Qualified)
	2006	2005
Units outstanding at beginning of year	127,504	135,576
Units credited to contracts:
Net purchase payments	—	23
Units withdrawn from contracts:
Annuity payments	4,420	4,579
Terminations and withdrawals	526	3,516

Net units withdrawn	4,946	8,095

Contract units withdrawn in excess of units credited	(4,946)	(8,072)

Units outstanding at end of year	122,558	127,504

8.	Subsequent Event

On February 16, 2007, Series Q of the Fund had a termination in the amount of $6,036,756. The termination was requested by the UnumProvident Corporation Pension Plan in an effort to consolidate various pension plan assets into a centralized investment location.

Item 2.	Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3.	Audit Committee Financial Expert.

The Fund has assets of under $10 million. It has no audit committee and no audit committee financial expert. The Board of Managers of the Fund consists of independent directors that control 3/5 of the Board. The Board receives quarterly reports on the transactions in the Fund. Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund.

Item 4.	Principal Accountant Fees and Services.

All audit and other fees paid to the auditors for work related to the Fund are paid by Unum Group and are not charged to or paid from the Fund.

Audit Fees –Ernst & Young LLP billed Unum Group $17,100.00 for the audit of the financial statements of the Fund for 2006, and $16,100.00 for the audit of the financial statements of the Fund for 2005.

Audit-Related Fees – The aggregate fees for audit related services rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser in 2006 and 2005 for such services were $0.00 and $0.00.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to the Fund for fiscal years ended December 31, 2006, and December 31, 2005, were $0.00 and $0.00.

All Other Fees—The aggregate fees rendered by Ernst & Young LLP to the Fund, the investment adviser or any entity controlling, controlled by or under common control with the investment adviser, or Unum Group for such services to the Fund in 2006 and 2005 were $0.00 and $0.00.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of investments is included as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

REGISTRANT PURCHASES OF EQUITY SECURITIES

	(a)	(b)	(c)	(d)
Period	Total Number of Shares (or Units) Purchased	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (identify beginning and ending dates)
Month #2 (identify beginning and ending dates)
Month #3 (identify beginning and ending dates)
Month #4 (identify beginning and ending dates)
Month #5 (identify beginning and ending dates)
Month #6 (identify beginning and ending dates)
Total

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 12.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity
Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2007.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2007.